Income Tax Expense	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Tax Expense	Income Tax Expense
(1)Details of income tax expense for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022		2021		2020
	(In millions of Korean won)
Current tax on profit for the year
Current year	₩	27,932	₩	29,903	₩	21,383
Adjustments recognized related to prior period incomes	—		1,647		—
Deferred tax expense
Change in net deferred tax assets	(1,108)		1,871		4,072
Income tax expense	₩	26,824	₩	33,421	₩	25,455
(2)The differences between the tax expense on the Group’s profit before tax and the amount that would arise using the statutory tax rate applicable to profits of the entities for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Profit before income tax	₩ 109,882	₩ 99,301	₩ 88,011
Income tax using the statutory tax rate of each country	23,951	25,957	19,828
Adjustments
Expenses not deductible for tax purpose	7	11	20
Foreign tax credits	5,028	4,500	3,223
Changes in estimates related to prior period	—	—	11
Utilization of previously unrecognized loss carried forward	(239)	—	(412)
Adjustments recognized related to prior period incomes	—	1,647	—
Tax credit	(2,131)	(765)	(1,022)
Additional tax for insufficient investments in designated areas	1,085	487	668
Changes in deferred tax liabilities related to investment in subsidiaries	(1,101)	1,351	2,577
Others	224	233	562
Total adjustments	2,873	7,464	5,627
Income tax expense	₩ 26,824	₩ 33,421	₩ 25,455
Effective tax rate	24%	34%	29%
(3)Details of the changes in deferred income tax assets (liabilities) for the years ended December 31, 2022 and 2021 are as follows:

	2022
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 34	₩ 4	₩ 38
Intangible assets	398	44	442
Other non-current assets	530	(328)	202
Accounts payables	1,404	297	1,701
Accrued expenses	192	41	233
Deferred revenue	311	(217)	94
Allowance for doubtful account	367	(68)	299
Other non-current liabilities	75	6	81
Lease	(43)	13	(30)
Investments in subsidiaries	(3,759)	968	(2,791)
Others	(2)	(276)	(278)
Sub Total	(494)	485	(9)
Deferred tax due to carry-forward deficits	135	624	759
Deferred tax due to tax credit carry-forward	2,078	—	2,078
Deferred tax assets (*)	1,719	3,941	5,660
Deferred tax liabilities	₩ —	₩ (2,832)	₩ (2,832)

	2021
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 12	₩ 22	₩ 34
Intangible assets	402	(5)	398
Other non-current assets	505	25	530
Accounts payables	1,469	(65)	1,404
Accrued expenses	177	15	192
Deferred revenue	497	(186)	311
Allowance for doubtful account	285	82	367
Other non-current liabilities	46	29	75
Lease	8	(51)	(43)
Investments in subsidiaries	(2,577)	(1,182)	(3,759)
Others	43	(45)	(2)
Sub Total	867	(1,361)	(494)
Deferred tax due to carry-forward deficits	—	135	135
Deferred tax due to tax credit carry-forward	2,723	(645)	2,078
Deferred tax assets (*)	₩ 3,590	₩ (1,871)	₩ 1,719
(*) The future realizability of deferred tax assets is reassessed by taking into consideration various factors such as the each entity's performance, the overall economic environment and industry outlook, expected future earnings and deductible period of tax credits carry-forward and carry-forward deficits. As of December 31, 2022, the Group has recognized deferred tax assets related to temporary differences, tax loss carryforward and tax credit carryforwards, which can be utilized based on the likelihood of each entity's future taxable income. This amount may change if the estimate of future taxable income changes.
(4)Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2022 are as follows:

Year of expiration	Unused loss carryforwards	Unused tax credit carryforwards
2024	₩ 2,585	₩ —
2025	1,421	160
2026	2,003	175
2027	352	163
After 2027	9,057	1,614
Total	₩ 15,418	₩ 2,112
(5) As of December 31, 2022 and 2021, the Group did not recognize deferred income tax asset for the temporary difference of Won 22,409 million and Won 15,508 million relating to investments in subsidiaries as it is not probable such temporary differences can be utilized in the foreseeable future.

(6) The deferred tax relating to items that are charged or credited directly to equity for the years ended December 31, 2022 and 2021, is as follows:

	December 31, 2022	December 31, 2021
	(In millions of Korean won)
Deferred tax assets
- Deferred tax assets to be recovered after more than 12 months	₩ 1,935	₩ 1,422
- Deferred tax assets to be recovered within 12 months	5,075	5,294
Sub-total	7,010	6,716
Deferred tax liabilities
- Deferred tax liabilities to be recovered after more than 12 months	(3,124)	(3,776)
- Deferred tax liabilities to be recovered within 12 months	(1,058)	(1,221)
Sub-total	(4,182)	(4,997)
Deferred tax assets (liabilities), net	₩ 2,828	₩ 1,719